Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of transactions between related parties	The related party is as follows:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Year ended December 31,
	2024	2023
Royalty expense	$2,314	$2,565
Other expense	5,587	1,636
Amounts due to DoubleU Games are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Accounts payable and accrued expenses	$1,958	$1,620	$315
Other receivables	3	—	—
Borrowing transaction details to DoubleU Games are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
4.6% Senior notes with related party	$34,014	$38,778	$39,454
Accrued interest on 4.6% Senior Notes with related party	936	9,501	7,852
Lease transaction details to DoubleU Games, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Right-of-use assets	$2,238	$5,634	$854
Lease liabilities	2,335	5,685	1,061

	Year ended December 31,
	2024	2023
Payments	$1,076	$1,384
Interest expenses	243	111
The compensation for the key management personnel (registered directors) for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	Year ended December 31,
	2024	2023
Wages and salaries, incentives	$2,273	$2,657
Expenses related to retirement benefits	27	91
Total	$2,300	$2,748